STATEMENT OF OPERATIONS	8 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Founder Spac [Member]
Formation costs and other operating expenses	$ 937,887
Loss from operations	(937,887)
Other Income:
Income earned on investments in Trust Account	22,182
Net loss	$ (915,705)
Founder Spac [Member] | Class A Common Stock [Member]
Other Income:
Weighted average number of shares outstanding, basic and diluted | shares	9,271,586
Basic and diluted net income per share | $ / shares	$ 0.02
Founder Spac [Member] | Class B Common Stock [Member]
Other Income:
Weighted average number of shares outstanding, basic and diluted | shares	7,906,250
Basic and diluted net income per share | $ / shares	$ (0.14)